Capital structure and financing - C.2. Dividend distributions (Details) - USD ($) $ / shares in Units, $ in Millions	May 02, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Dividends recognised as distributions	$ 2.64
Statutory reserves unavailable for distribution		$ 486	$ 310	$ 306